Convertible Notes - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 09, 2021	Dec. 06, 2021	Dec. 31, 2021
Statement One [Line Items]
Principal amount of Convertible senior notes		$ 225,000,000
Net proceeds realized used for repayment of senior credit facility		205,000,000
Principal amount of Convertible senior notes	$ 33,750,000
Increase in Convertible Notes and Offering	$ 258,750,000
Initial coversion rate of convertible notes in shares			$ 21.2307
Initial coversion rate of convertible notes in shares per principal Amount			1,000
Initial conversion rate of convertible notes			47.10
Initial conversion price at a premium percentage of last reported sale price of shares			35
Closing date value of Debt Host		87,524,000
Closing date value of Convertible derivatives		132,902,000
Overallotment od debt host		13,895,000
Overallotment of convertible derivatives		19,259,000
Estimated Fair Value of convertible derivatives			83,000,000
Percentage of trading price of conversion value of such notes	98.00%
Percentage of minimum trading price of the common shares preceding the date of announcement of such distribution	10.00%
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price.	30 days
Percentage of trading price of conversion price on each applicable trading day	130.00%
Percentage of principal plus accrued and unpaid interest equal to Redemption price	100.00%
Transaction costs		8,499,000	8,499,000
Debt instruments		5,170,000
Embedded derivatives in contracts		3,329,000
Gains on change in fair value of derivatives			18,419,000
Losses on change in fair value of derivatives			3,329,000
Gains (losses) on change in fair value of derivatives			$ 15,090,000
Bottom of range [member]
Statement One [Line Items]
Percentage of changes in volatility by Valuation of the embedded derivative	23.00%
Percentage of changes in Share price by Valuation of the embedded derivative	15.00%
Top of range [member]
Statement One [Line Items]
Percentage of changes in volatility by Valuation of the embedded derivative	20.00%
Percentage of changes in Share price by Valuation of the embedded derivative	10.00%
Historical volatility for shares, measurement input [member]
Statement One [Line Items]
Percentage of volatility			65.00%
Interest rate, measurement input [member]
Statement One [Line Items]
Risk free interest rate(%)			1.37%
Expected Dividend [Member]
Statement One [Line Items]
Expected dividend(%)			0.00%
Credit spread, measurement input [member]
Statement One [Line Items]
Credit Spread Rate			10.56%
Fixed interest rate [member]
Statement One [Line Items]
Interest rate of convertible Senior notes		$ 1.75	$ 1.75